November 1, 2004

Securities and Exchange Commission
450 Fifth St. N.W.
Washington, D.C.  20549-1004

ATTN: Mark Cowan
Document Control - EDGAR

RE:     AXP Variable Portfolio - Partners Series, Inc.
              AXP Variable Portfolio - Partners Select Value Fund
              AXP Variable Portfolio - Partners Small Cap Value Fund Post-Effective Amendment No. 9
        File No. 333-61346/811-10383

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and statement of additional information for the above referenced fund does not differ from that contained in the Registrant's Post-Effective Amendment No. 9 (Amendment). This Amendment was filed electronically on October 27, 2004.

If you have any questions regarding this filing, please contact either me at 612-671-4321 or Boba Selimovic at 612-671-7449.

Sincerely,




/s/ Christopher O. Petersen
-----------------------------
    Christopher O. Petersen
    Counsel
    American Express Financial Corporation